Income Taxes - Summary of deferred tax assets and deferred tax liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Deferred tax assets
Deductible advertising expenses exceeding the tax limit	¥ 2,149		¥ 2,268
Accrued expenses	57,089		55,012
Other deductible expenses exceeding the tax limit	238		78
Provisions for the doubtful accounts	21,692		19,117
Operating loss carry forward and others	494,196		455,358
Less: valuation allowances	(295,482)		(358,569)	¥ (378,851)
Total deferred tax assets	279,882		173,264
Deferred tax liabilities
Intangible assets	43,798		37,734
Contract assets	277,012		192,687
Total deferred tax liabilities	320,810		230,421
Classification in the consolidated balance sheets:
Deferred tax assets	2,870	$ 410	27,028
Deferred tax liabilities	¥ 43,798	$ 6,263	¥ 84,185